Unsecured Convertible Notes Payable (Details Narrative) - USD ($)				1 Months Ended	9 Months Ended		12 Months Ended
	Sep. 14, 2016	Jun. 06, 2016	Jun. 02, 2016	Jan. 19, 2016	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Nov. 22, 2016
Debt Instrument [Line Items]
Amortized debt discount					$ 115,398		$ 9,817
Unamortized debt discount					(294,752)		(89,727)
Beneficial conversion cost					136,936
Proceeds from warrant exercise					26,293	$ 6,813
Warrant [Member]
Debt Instrument [Line Items]
Number of shares issued							581,250	2,950,000
Exercise price (in dollars per share)							$ 0.01	$ 0.01
8% Unsecured Convertible Notes Payable Due on January 19, 2018 [Member]
Debt Instrument [Line Items]
Debt face amount							$ 200,000
Debt term							24 months
Principal notes payable		$ 200,000					$ 200,000
Amortized debt discount							9,818
Unamortized debt discount							$ (89,727)
Description of debt conversion				If the Company raises a minimum of $2,500,000 (excluding the amount converting pursuant to the notes) in the aggregate in gross proceeds from an equity financing led by a reputable institutional investor in one or more closings prior to the maturity date, the Lenders will have the rights to convert all outstanding principal and interest into the same equity securities issued in such qualified equity financing at 75% of the issuance price of the securities in such financing.

TheNotes are subject to an automatic conversion feature if the Company raises a minimum of 2,500,000 (excluding the amount convertingpursuant to the Notes) in the aggregate in gross proceeds from an equity financing led by a reputable institutional investor inone or more closings (a “Qualified Equity Financing”) prior to the Maturity Date, the Lenders will have the rightsto convert all outstanding principal and interest into the same equity securities (the “Investor Stock”) issued inthe Qualified Equity Financing at 75% of the issuance price of the Investor Stock. The holders of the Notes shall receive thesame rights, privileges and protections as the Investor Stock issued in connection with the Qualified Equity Financing including,but not limited to, registration rights.

Conversion price (in dollars per share)		$ 1.00
Share price (in dollars per share)		$ 1.67
Beneficial conversion cost		$ 136,936
Accrued interest		$ 5,918
Number of shares converted		205,918
8% Unsecured Convertible Notes Payable Due on January 19, 2018 [Member] | Warrant [Member]
Debt Instrument [Line Items]
Number of shares of aggregate relative fair value					400,000
Number of shares issued					400,000		200,000
Exercise price (in dollars per share)			$ 0.005		$ 0.005		$ 0.01
Principal notes payable			$ 400,000
Aggregate relative fair value			341,864		$ 99,915		$ 99,915
Risk-free interest rate					1.30%		0.013%
Dividend yield					0.00%		0.00%
Volatility rate					100.00%		1.00%
Expected life					4 years		4 years
Proceeds from warrant exercise			$ 3,030
8% Unsecured Convertible Notes Payable Due on January 19, 2018 [Member] | Warrant [Member]
Debt Instrument [Line Items]
Number of shares of aggregate relative fair value					205,920
Number of shares issued					205,920
Exercise price (in dollars per share)					$ 0.005
Aggregate relative fair value					$ 341,864
Risk-free interest rate					1.20%
Dividend yield					0.00%
Volatility rate					100.00%
Expected life					3 years
Proceeds from warrant exercise					$ 1,030
6% Unsecured Convertible Notes Payable Due on September 30, 2018 [Member]
Debt Instrument [Line Items]
Debt face amount									$ 500,000
Principal notes payable
6% Unsecured Convertible Notes Payable Due on September 30, 2018 [Member] | Warrant [Member]
Debt Instrument [Line Items]
Description of debt conversion					If the Company raises a minimum of $5,000,000 (excluding the amount converting pursuant to the note) in the aggregate in gross proceeds from an equity financing led by a reputable institutional investor in one or more closings prior to the maturity date, the investor will have the rights to convert all outstanding principal and interest into the same equity securities issued in such qualified equity financing at 75% of the issuance price of the securities in such financing.
6% Unsecured Convertible Notes Payable Due on September 30, 2018 [Member] | Warrant [Member]
Debt Instrument [Line Items]
Number of shares of aggregate relative fair value					250,000
Number of shares issued					250,000
Exercise price (in dollars per share)					$ 0.01
Aggregate relative fair value					$ 226,811
Risk-free interest rate					1.35%
Dividend yield					0.00%
Volatility rate					100.00%
Expected life					3 years
Amortized debt discount					$ 11,807
Unamortized debt discount					$ 215,004
Description of debt conversion					If the Company raises a minimum of $5,000,000 (excluding the amount converting pursuant to the note) of aggregate gross proceeds from an equity financing led by a reputable institutional investor in one or more closings prior to the maturity date, the investor will have the right to convert all outstanding note principal and interest into the same equity securities issued in such equity financing at 75% of the issuance price of the securities issued in such financing.
6% Unsecured Convertible Notes Payable Due on September 13, 2018 [Member]
Debt Instrument [Line Items]
Debt face amount	$ 150,000
Principal notes payable							$ 152,663
Amortized debt discount					13,866
Unamortized debt discount					$ 79,746
Description of debt conversion	If the Company raises a minimum of $5,000,000 (excluding the amount converting pursuant to the note) in the aggregate in gross proceeds from an equity financing led by a reputable institutional investor in one or more closings prior to the maturity date, the investor will have the rights to convert all outstanding principal and interest into the same equity securities issued in such qualified equity financing at 75% of the issuance price of the securities in such financing.
6% Unsecured Convertible Notes Payable Due on September 13, 2018 [Member] | Warrant [Member]
Debt Instrument [Line Items]
Number of shares of aggregate relative fair value					150,000
Number of shares issued					150,000
Exercise price (in dollars per share)					$ 0.005
Aggregate relative fair value					$ 93,612
Risk-free interest rate					0.90%
Dividend yield					0.00%
Volatility rate					100.00%
Expected life					3 years